Fair Value Measurements - Reconciliations of assets categorized within Level 3 (Details) - 9 months ended Sep. 30, 2020 - Unobservable Inputs (Level 3) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	¥ 0	$ 0
Additions	1,414,200	208,289
Net unrealized fair value	90,755	13,367
Foreign currency translation adjustments	(54,622)	(8,045)
Balance at end of period	¥ 1,450,333	$ 213,611